STOCKHOLDERS’ EQUITY - Common Stock Reserved for Future Issuance (Details) - shares shares in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	13,817	13,789	5,514
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	4,623	6,494	5,305
Shares available for future equity grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	2,432	533	162
Pre-funded warrants issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	6,715	6,715	0
Warrants issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	47	47	47